EXHIBIT LIST

Exhibit Number                                Exhibit:

EX-101.INS                                         XBRL Instance Document
EX-101.SCH                                        XBRL Taxonomy Extension Schema Document
EX-101.CAL                                        XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF                                        XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB                                        XBRL Taxonomy Extension Label Linkbase
EX-101.PRE                                        XBRL Taxonomy Extension Presentation Linkbase